COMMITMENTS AND CONTINGENCIES - CAPITAL LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital lease obligations	$ 310,000,000		$ 195,000,000
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	2,000,000
HQ Build To Suit Lease [Member]
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	4,000,000
Capital Leases, Future Minimum Payments Due in Two Years	10,000,000
Capital Leases, Future Minimum Payments Due in Three Years	10,000,000
Capital Leases, Future Minimum Payments Due in Four Years	10,000,000
Capital Leases, Future Minimum Payments Due in Five Years	10,000,000
Capital Leases, Future Minimum Payments Due Thereafter	267,000,000
Capital Leases, Future Minimum Payments Due, Total	311,000,000
Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	2,000,000		5,000,000
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	2,000,000
Capital Leases, Future Minimum Payments Due, Total	2,000,000	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	4,000,000		7,000,000	13,000,000
Power Purchase Agreements [Member]
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	31,000,000
Capital Leases, Future Minimum Payments Due in Two Years	31,000,000
Capital Leases, Future Minimum Payments Due in Three Years	31,000,000
Capital Leases, Future Minimum Payments Due in Four Years	31,000,000
Capital Leases, Future Minimum Payments Due in Five Years	31,000,000
Capital Leases, Future Minimum Payments Due Thereafter	520,000,000
Capital Leases, Future Minimum Payments Due, Total	675,000,000	[2]
Capital Leases, Future Minimum Payments, Executory Costs	(137,000,000)
Capital Leases, Future Minimum Payments, Interest Included in Payments	(305,000,000)	[3]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	233,000,000	[4]
Capital Leases, Current portion	4,000,000
Capital leases, Noncurrent portion	229,000,000
San Diego Gas and Electric Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	234,000,000		179,000,000
San Diego Gas and Electric Company [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	1,000,000		3,000,000
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	1,000,000
Capital Leases, Future Minimum Payments Due, Total	1,000,000	[1]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	1,000,000	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	2,000,000		4,000,000	7,000,000
San Diego Gas and Electric Company [Member] | Power Purchase Agreements [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	233,000,000
Capital Lease Term (Years)	25
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	3,000,000		2,000,000	2,000,000
Southern California Gas Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	1,000,000		2,000,000
Southern California Gas Company [Member] | Utility Fleet Leases [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations	1,000,000		2,000,000
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current	1,000,000
Capital Leases, Future Minimum Payments Due, Total	1,000,000	[1]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total	1,000,000	[1]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense	$ 2,000,000		$ 3,000,000	$ 6,000,000

[1]	Excludes negligible amounts of interest.
[2]
This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.

[3]	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
[4]	Includes $4 million in Current Portion of Long-Term Debt and $229 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2014.